Shareholders’ Equity (Details) - $ / shares	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Shareholders’ Equity (Details) [Line Items]
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Shares conversion, percentage	20.00%
Voting rights, description	In a vote to continue the Company in a jurisdiction outside the Cayman Islands (which required the approval of at least two-thirds of the votes of all ordinary shares), holders of the Founder Shares will have ten votes for every Founder Share and holders of the Class A ordinary shares will have one vote for every Class A ordinary share.
Class A Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	430,000	430,000
Ordinary shares, shares outstanding	430,000	430,000
Shares subject to possible redemption		11,500,000
Shares conversion, percentage		20.00%
Common stock shares issued	11,930,000
Class B Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	2,875,000	2,875,000
Ordinary shares, shares outstanding	2,875,000	2,875,000